Common Shares and Warrants (Tables)	12 Months Ended
	Aug. 31, 2017	Aug. 31, 2016
Schedule of Share-based Goods and Nonemployee Services Transaction by Supplier [Table Text Block]
Date	Amount (2)	Shares	Price
October 31, 2016 (1)	$16,000	114,286	$0.14
February 27, 2017	$16,000	29,091	$0.55
May 31, 2017	$12,000	35,294	$0.34
August 25, 2017	$12,000	32,433	$0.37

Schedule of Capital Stock, Warrants [Table Text Block]
		Weighted Average
	Number of	Exercise Price
	Warrants	$
Balance, August 31, 2015	19,840,186	0.23
Expired	(13,978,286)	0.22
Issued	6,274,341	0.15
Balance, August 31, 2016	12,136,241	0.18
Cancelled/Expired	(1,004,150)	0.22
Exercised	(10,322,025)	0.23
Issued	8,034,440	0.36
Balance, August 31, 2017	8,844,506	0.29

		Weighted Average
	Number of	Exercise Price
	Warrants	$
Balance, August 31, 2014	14,250,184	0.23
Expired	(607,618)	0.36
Issued	6,197,620	0.23
Balance, August 31, 2015	19,840,186	0.23
Expired	(13,978,286)	0.22
Issued	6,274,341	0.15
Balance, August 31, 2016	12,136,241	0.18

Schedule of Stockholders' Equity Note, Warrants or Rights, Valuation Assumptions [Table Text Block]
	August 31	August 31
	2017	2016
Expected volatility	102% - 138%	237% - 240%
Risk-free interest rate	0.65% - 1.27%	0.74% - 0.95%
Expected life	0.46 - 2 years	1.5 – 2 years
Dividend yield	0.00%	0.00%
Estimated fair value per option	$0.09 - $0.20	$0.09 - $0.19

	August 31	August 31
	2016	2015
Expected volatility	237% - 240%	N/A
Risk-free interest rate	0.74% - 0.95%	N/A
Expected life	1.5 – 2 years	N/A
Dividend yield	0.00%	N/A
Estimated fair value per option	$0.09 - $0.19	N/A

Schedule of Summary of Warrants Outstanding [Table Text Block]
# of Warrants	Weighted	Weighted
	Average	Average
	Remaining	Exercise Price
	Contractual Life	$
625,000	0.04 years	0.15
290,400	0.28 years	0.27
500,000	0.36 years	0.23
450,000	0.95 years	0.14
2,839,666	1.00 years	0.14
2,052,140	1.59 years	0.60
287,300	1.59 years	0.42
350,000	1.76 years	0.14
750,000	4.11 years	0.14
200,000	1.80 years	0.29
500,000	0.95 years	0.44
8,844,506	1.34 years	0.29

# of Warrants	Weighted	Weighted
	Average	Average
	Remaining	Exercise Price
	Contractual Life	$
5,500,000	0.70 years	0.23
361,900	0.70 years	0.18
758,750	1.04 years	0.15
290,400	1.28 years	0.27
1,558,525	1.95 years	0.14
3,316,666	2.00 years	0.14
350,000	2.76 years	0.14
12,136,241	1.31 years	0.18